Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000229637 | Ginnie Mae II Pool, 6, 2053-06-20
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000229637 | Ginnie Mae II Pool, 5.5, 2052-10-20
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000229637 | Morgan Stanley, Series F, 5.297, 2037-04-20
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000229637 | Capital One Financial Corporation, 5.268, 2033-05-10
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000229637 | JPMorgan Chase & Company, 5.717, 2033-09-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000229637 | Ginnie Mae II Pool, 6.5, 2053-03-20
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229637 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000229637 | AGNC Investment Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229637 | Bank of America Corporation, 3.846, 2037-03-08
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000229637 | Ginnie Mae II Pool, 5.5, 2053-11-20
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229637 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	9.00%
C000229637 | Financials025816CX5
Holdings [Line Items]
Percent of Total Investments	33.60%
C000229637 | MBS Passthrough31418E5Q9
Holdings [Line Items]
Percent of Total Investments	57.40%
C000229637 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.10%
C000229637 | Communications
Holdings [Line Items]
Percent of Total Investments	0.30%
C000229637 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.50%
C000229637 | Technology
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229637 | Financials
Holdings [Line Items]
Percent of Total Investments	40.40%
C000229637 | MBS Passthrough
Holdings [Line Items]
Percent of Total Investments	57.40%
C000229638 | Ginnie Mae II Pool, 6, 2053-06-20
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000229638 | Ginnie Mae II Pool, 5.5, 2052-10-20
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000229638 | Morgan Stanley, Series F, 5.297, 2037-04-20
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000229638 | Capital One Financial Corporation, 5.268, 2033-05-10
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000229638 | JPMorgan Chase & Company, 5.717, 2033-09-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000229638 | Ginnie Mae II Pool, 6.5, 2053-03-20
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229638 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000229638 | AGNC Investment Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229638 | Bank of America Corporation, 3.846, 2037-03-08
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000229638 | Ginnie Mae II Pool, 5.5, 2053-11-20
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229638 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	9.00%
C000229638 | Financials025816CX5
Holdings [Line Items]
Percent of Total Investments	33.60%
C000229638 | MBS Passthrough31418E5Q9
Holdings [Line Items]
Percent of Total Investments	57.40%
C000229638 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.10%
C000229638 | Communications
Holdings [Line Items]
Percent of Total Investments	0.30%
C000229638 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.50%
C000229638 | Technology
Holdings [Line Items]
Percent of Total Investments	1.30%
C000229638 | Financials
Holdings [Line Items]
Percent of Total Investments	40.40%
C000229638 | MBS Passthrough
Holdings [Line Items]
Percent of Total Investments	57.40%